Other Payables, Accruals and Advance Receipts (Tables)	3 Months Ended
Mar. 31, 2019
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accrued salaries and benefits	8,715	6,056
Accrued research and development expenses	28,883	37,219
Accrued selling and marketing expenses	4,675	4,756
Accrued administrative and other general expenses	6,181	9,897
Deferred government incentives	1,817	384
Deposits	1,230	1,899
Dividend payable to non-controlling shareholder of subsidiary (Note 16(iv))	1,282	1,282
Others	3,544	2,667
	56,327	64,160